FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2013
Fair Value Disclosures [Abstract]
Recurring Fair Value Measurments
The following tables set forth our recurring fair value measurements of our continuing operations for the periods indicated:

	December 31, 2013
	Level 1	Level 2	Level 3	Total - Gross	Netting (a)	Total - Net (b)
	(Thousands of dollars)
Assets
Derivatives
Commodity contracts
Financial contracts	$—	$3,657	$2,812	$6,469	$(1,746)	$4,723
Physical contracts	—	—	2,023	2,023	(946)	1,077
Interest-rate contracts	—	54,503	—	54,503	—	54,503
Total derivative assets	—	58,160	4,835	62,995	(2,692)	60,303
Available-for-sale investment securities	1,569	—	—	1,569	—	1,569
Total assets	$1,569	$58,160	$4,835	$64,564	$(2,692)	$61,872

Liabilities
Derivatives
Commodity contracts
Financial contracts	$—	$(2,953)	$(2,154)	$(5,107)	$1,746	$(3,361)
Physical contracts	—	—	(3,463)	(3,463)	946	(2,517)
Total derivative liabilities	$—	$(2,953)	$(5,617)	$(8,570)	$2,692	$(5,878)
(a) - Derivative assets and liabilities are presented in our Consolidated Balance Sheets on a net basis. We net derivative assets and liabilities, including cash collateral, when a legally enforceable master-netting arrangement exists between the counterparty to a derivative contract and ONEOK Partners. At December 31, 2013, ONEOK Partners had no cash collateral held or posted.
(b) - Included in other current assets, other assets or other current liabilities in our Consolidated Balance Sheets.

	December 31, 2012
	Level 1	Level 2	Level 3	Total - Gross	Netting (a)	Total - Net (b)
	(Thousands of dollars)
Assets
Derivatives
Commodity contracts - financial	$—	$17,581	$1	$17,582	$(2,455)	$15,127
Interest-rate contracts	—	10,923	—	10,923	—	10,923
Total derivative assets	—	28,504	1	28,505	(2,455)	26,050
Trading securities	5,978	—	—	5,978	—	5,978
Available-for-sale investment securities	2,027	—	—	2,027	—	2,027
Total assets	$8,005	$28,504	$1	$36,510	$(2,455)	$34,055

Liabilities
Derivatives
Commodity contracts - financial	$—	$(31)	$(2,424)	$(2,455)	$2,455	$—
Total liabilities	$—	$(31)	$(2,424)	$(2,455)	$2,455	$—
(a) - Derivative assets and liabilities are presented in our Consolidated Balance Sheets on a net basis. We net derivative assets and liabilities, including cash collateral, when a legally enforceable master-netting arrangement exists between the counterparty to a derivative contract and ONEOK Partners. At December 31, 2012, ONEOK Partners had no cash collateral held or posted.
(b) - Included in our Consolidated Balance Sheets as other current assets or other assets.

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation
The following table sets forth the reconciliation of our Level 3 fair value measurements for our continuing operations for the periods indicated:

	Years Ended December 31,
Derivative Assets (Liabilities)	2013	2012
	(Thousands of dollars)
Net assets (liabilities) at beginning of period	$(2,423)	$3,117
Total realized/unrealized gains (losses):
Included in earnings (a)	959	—
Included in other comprehensive income (loss)	682	(5,540)
Net assets (liabilities) at end of period	$(782)	$(2,423)

Total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held as of December 31, 2013 (a)	$959	$—
(a) - Reported in commodity sales revenues in our Consolidated Statements of Income.